Employee Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Accumulated benefit obligation
Projected benefit obligations	$ 1,164	$ 844
Accumulated benefit obligations	1,045	770
Fair value of plan assets	131	13
Foreign Pension Plans, Defined Benefit [Member]
Accumulated benefit obligation
Projected benefit obligations	708	592
Accumulated benefit obligations	644	537
Fair value of plan assets	$ 121	$ 93